Report of Directors Financial Review Risk Report - Scenario weighting (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Upside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Central scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside 2 scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%